Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	¥ 10,525,374		¥ 10,676,050
Less: Accumulated depreciation	(9,951,599)		(10,073,015)
Total	573,775	$ 78,607	603,035
Electronic equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	3,105,645		3,403,193
Office equipment and other [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	4,272,163		4,241,801
Operating equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	340,768		335,758
Leasehold improvement [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	¥ 2,806,798		¥ 2,695,298